Repurchase of ordinary share of ZTO Express (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	May 21, 2017 USD ($)	Nov. 30, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Repurchase of ordinary share of ZTO Express
Total cash consideration for repurchase of ordinary shares			¥ 914,611
ADSs | Class A ordinary shares
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares) | shares			9,759,888
Share Price | $ / shares				$ 14.12
Total cash consideration for repurchase of ordinary shares			¥ 914,611
Consideration for repurchase of ordinary shares due					¥ 56,953
Aggregate value of shares authorized to repurchase | $	$ 300
Period of share repurchase program	12 months
Ordinary shares
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares) | shares		13,800,000	9,759,888
Share Price | ¥ / shares		¥ 16.67
Total cash consideration for repurchase of ordinary shares		¥ 230,000
Consideration for repurchase of ordinary shares due					¥ 46,000	¥ 46,000